Schedule of estimated useful lives of property, plant and equipment (Details)	12 Months Ended
Apr. 30, 2025
Leasehold Property [member]
DisclosureOfPropertyPlantAndEquipmentLineItem [Line Items]
Estimated useful lives	35 years
Office Equipments [member]
DisclosureOfPropertyPlantAndEquipmentLineItem [Line Items]
Estimated useful lives	5 years
Fixtures and fittings [member]
DisclosureOfPropertyPlantAndEquipmentLineItem [Line Items]
Estimated useful lives	5 years
Renovation member]
DisclosureOfPropertyPlantAndEquipmentLineItem [Line Items]
Estimated useful lives	5 years
Motor vehicles [member]
DisclosureOfPropertyPlantAndEquipmentLineItem [Line Items]
Estimated useful lives	5 years
Computer software [member]
DisclosureOfPropertyPlantAndEquipmentLineItem [Line Items]
Estimated useful lives	2 years
Computer [member]
DisclosureOfPropertyPlantAndEquipmentLineItem [Line Items]
Estimated useful lives	1 year
Testing Equipment [member]
DisclosureOfPropertyPlantAndEquipmentLineItem [Line Items]
Estimated useful lives	1 year